Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Changes in Items of Property, Plant and Equipment

Changes in items of property, plant and equipment in 2021 are as follows:

(EUR thousand)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
Cost
At January 1, 2020	147,872	353,971	33,503	11,112	25,184	571,642
Additions	5,441	24,958	6,539	925	51,265	89,128
Disposals	—	(1,724)	(40)	(36)	(3)	(1,803)
Reclassifications	811	12,266	1,727	43	(14,847)	—
Exchange differences	(5,793)	(13,569)	(540)	(728)	(306)	(20,936)
At December 31, 2020	148,331	375,902	41,189	11,316	61,293	638,031
Additions	2,060	26,826	3,862	913	82,970	116,631
Disposals	(141)	(7,759)	(1,188)	(421)	(35)	(9,544)
Reclassifications	7,719	44,412	2,027	856	(55,014)	—
Exchange differences	1,946	6,358	379	227	732	9,642
At December 31, 2021	159,915	445,739	46,269	12,891	89,946	754,760

Depreciation and impairment
At January 1, 2020	59,139	198,878	25,481	7,558	—	291,056
Depreciation charge for the year	5,384	30,121	4,610	1,037	—	41,152
Impairment	210	—	—	—	—	210
Disposals	—	(1,741)	(12)	(38)	—	(1,791)
Exchange differences	(1,170)	(4,454)	(179)	(450)	—	(6,253)
At December 31, 2020	63,563	222,804	29,900	8,107	—	324,374
Depreciation charge for the year	5,319	29,549	5,660	1,206	—	41,734
Impairment	—	547	396	—	—	943
Disposals	(140)	(7,330)	(1,053)	(410)	—	(8,933)
Exchange differences	689	2,912	154	170	—	3,925
At December 31, 2021	69,431	248,482	35,057	9,073	—	362,043

Net book value
At December 31, 2021	90,484	197,257	11,212	3,818	89,946	392,717
At December 31, 2020	84,768	153,098	11,289	3,209	61,293	313,658